LOANS HELD FOR INVESTMENT, NET (Details 6) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Impaired Loans, With an allowance recorded, Recorded Investment
Impaired Loans, With an allowance recorded, Principal Net of Charge-offs
Impaired Loans, With an allowance recorded, Related Allowance
Impaired Loans, With an allowance recorded, Average Recorded Investment
Loan Receivable | Commercial real estate
Financing Receivable, Impaired [Line Items]
Impaired Loans, With no related allowance recorded, Recorded Investment			$ 1,099,680
Impaired Loans, With no related allowance recorded, Principal Net of Charge-offs			1,099,680
Impaired Loans, With no related allowance recorded, Average Recorded Investment			1,103,367
Impaired Loans, With an allowance recorded, Recorded Investment
Impaired Loans, Recorded Investment			1,099,680
Impaired Loans, Principal Net of Charge-offs Balance			$ 1,099,680
Impaired Loans, Related Allowance
Impaired Loans, Average Recorded Investment			$ 1,103,367
Loan Receivable | One- to four-family residential real estate
Financing Receivable, Impaired [Line Items]
Impaired Loans, With no related allowance recorded, Recorded Investment	$ 1,048,451	$ 1,489,851	181,284
Impaired Loans, With no related allowance recorded, Principal Net of Charge-offs	1,048,451	1,489,851	181,284
Impaired Loans, With no related allowance recorded, Average Recorded Investment	$ 1,395,991	$ 1,949,279	186,279
Impaired Loans, With an allowance recorded, Recorded Investment
Impaired Loans, Recorded Investment	$ 1,048,451	$ 1,489,851	181,284
Impaired Loans, Principal Net of Charge-offs Balance	$ 1,048,451	$ 1,489,851	$ 181,284
Impaired Loans, Related Allowance
Impaired Loans, Average Recorded Investment	$ 1,395,991	$ 1,949,279	$ 186,279
Loan Receivable | Commercial and industrial
Financing Receivable, Impaired [Line Items]
Impaired Loans, With no related allowance recorded, Recorded Investment	304,144	354,208	16,795
Impaired Loans, With no related allowance recorded, Principal Net of Charge-offs	304,144	354,208	16,795
Impaired Loans, With no related allowance recorded, Average Recorded Investment	$ 380,998	$ 733,940	16,795
Impaired Loans, With an allowance recorded, Recorded Investment
Impaired Loans, Recorded Investment	$ 304,144	$ 354,208	16,795
Impaired Loans, Principal Net of Charge-offs Balance	$ 304,144	$ 354,208	$ 16,795
Impaired Loans, Related Allowance
Impaired Loans, Average Recorded Investment	$ 380,998	$ 733,940	$ 16,795
Loan Receivable | Consumer and other
Financing Receivable, Impaired [Line Items]
Impaired Loans, With no related allowance recorded, Recorded Investment
Impaired Loans, With no related allowance recorded, Principal Net of Charge-offs
Impaired Loans, With no related allowance recorded, Average Recorded Investment
Impaired Loans, With an allowance recorded, Recorded Investment
Impaired Loans, Recorded Investment
Impaired Loans, Principal Net of Charge-offs Balance
Impaired Loans, Related Allowance
Impaired Loans, Average Recorded Investment